INCOME TAXES - Effective Income Tax Rate Reconciliation (Details)	12 Months Ended
	Dec. 25, 2021	Dec. 26, 2020	Dec. 28, 2019
Effective income tax rate reconciliation
Statutory federal income tax rate	21.00%	21.00%	21.00%
State and local taxes (net of federal benefits)	3.30%	3.40%	3.90%
Effect of noncontrolling owned interest in earnings of partnerships			(0.10%)
Tax credits, including foreign tax credit	(0.60%)	(0.90%)	(1.30%)
Change in uncertain tax positions reserve	(0.10%)	(0.10%)	(0.10%)
Other permanent differences	(0.40%)	0.60%	0.50%
Other, net	0.70%	1.50%	0.30%
Effective income tax rate	23.90%	25.50%	24.20%